Debt - Narrative (Details) - USD ($)					3 Months Ended		9 Months Ended
	Sep. 27, 2021	Jul. 23, 2021	Jun. 21, 2021	Jun. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Net of debt issuance costs					$ 640,000		$ 640,000
Interest costs capitalized					114,000	$ 0	114,000	$ 0
Restricted cash					$ 7,250,000		$ 7,250,000		$ 0
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, fixed interest rate			1.602%
Notional amount			$ 75,000,000
Derivative, term of contract			20 years
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate					2.375%		2.375%
Long-term debt, gross					$ 6,877,000		$ 6,877,000
Maximum borrowing capacity	$ 25,000,000
Borrowing amount					$ 6,877,000		$ 6,877,000
Collateral percentage	105.00%				105.00%		105.00%
LIBOR | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
RABO LOAN | Secured Debt
Debt Instrument [Line Items]
Principal amount				$ 75,000,000
Net of debt issuance costs					$ 656,000		$ 656,000
Interest expense					887,000		889,000
Long-term debt, gross					$ 75,000,000		$ 75,000,000
RABO LOAN | Secured Debt | Interest Rate Swap
Debt Instrument [Line Items]
Interest rate					4.102%		4.102%
RABO LOAN | LIBOR | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate				2.50%
Construction Loan | Construction Loans
Debt Instrument [Line Items]
Principal amount		$ 91,000,000
Net of debt issuance costs					$ 389,000		$ 389,000
Capital costs in excess of equity stake percentage		34.50%
Interest rate		8.00%
Increased monthly percentage		0.20%
Debt instrument, period of first required interest payment		2 years
Long-term debt, gross					$ 13,832,000		13,832,000
Interest costs capitalized							$ 114,000